83 INVESTMENT GROUP INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	CLOSED-END FUNDS(f) — 3.8%
	FIXED INCOME - 3.8%
1,053,352	Blue Owl Alternative Credit Fund	$ 10,512,453

	TOTAL CLOSED-END FUNDS (Cost $10,245,204)	10,512,453

	OPEN-END FUNDS(f) — 1.0%
	FIXED INCOME - 1.0%
85,229	Angel Oak UltraShort Income Fund, Institutional Class	840,360
100,581	CrossingBridge Ultra-Short Duration Fund, Institutional Class	1,000,597
121,876	RiverPark Strategic Income Fund, Institutional Class	1,033,362
		2,874,319

	TOTAL OPEN-END FUNDS (Cost $2,898,458)	2,874,319

	PRIVATE INVESTMENT FUNDS(a)(b)(f) — 97.9%
	FINANCIALS - 97.9%
N/A	Callodine Perpetual ABL Fund L.P.	32,354,259
N/A	Clear Haven Investment Fund, L.P (Credit Opportunities Fund III Series)	10,969,054
N/A	Clear Haven Ultra Short IG Bond Fund, L.P.	8,557,987
N/A	Colbeck Strategic Lending Fund L.P.	7,795,705
N/A	Equal Access Justice Fund L.P.	27,040,924
N/A	Evolution Credit Partners Trade Finance, L.P.	14,144,605
N/A	Felicitas Liquidity Solutions Fund L.P.	7,865,821
N/A	MEP Evergreen Fund, L.P.	8,090,994
N/A	MRP Evergreen Income Fund, L.P.	30,745,279
N/A	Proterra Credit Fund 2 (Feeder), L.P.	9,864,085
N/A	Proterra Credit Partners, L.P.	17,666,638
N/A	Rivonia Road Fund L.P.	6,657,428
N/A	SC 2025 Opportunities Holdings II, L.P.	4,896,657
N/A	Symbiotic Capital Life Science Credit Fund, L.P.	8,558,508
N/A	WhiteHawk Evergreen Fund, L.P.	75,004,623
	TOTAL PRIVATE INVESTMENT FUNDS (Cost $260,732,220)	270,212,567

83 INVESTMENT GROUP INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	LOAN PARTICIPATIONS(b)(f) — 3.4%
	CONSUMER DISCRETIONARY — 0.7%
2,000,000	Penney Holdings LLC/Catalyst Brands (WhiteHawk Evergreen Fund, L.P.) SOFR + 8.13%		11.7900	09/19/30	$ 2,000,000
1,880,611	HEALTH CARE — 0.7% Nephron Pharmaceuticals LLC (WhiteHawk Evergreen Fund, L.P.) SOFR + 9.20%		12.8600	12/30/27	1,842,999

	INDUSTRIALS — 1.5%
1,964,167	C3 Rentals, Inc. (WhiteHawk Evergreen Fund, L.P.) SOFR + 8.00%		12.0000	04/22/27	1,964,167
1,997,568	West Side Transport, Inc. (WhiteHawk Evergreen Fund, L.P.) SOFR + 9.00%		13.0000	08/02/27	2,097,446
					4,061,613
	TECHNOLOGY — 0.5%
1,611,424	Boxlight Corporation (WhiteHawk Evergreen Fund, L.P.) SOFR + 10.75%		10.7500	04/01/27	1,329,425

	TOTAL LOAN PARTICIPATIONS (Cost $9,398,926)				9,234,037

Shares		Expiration Date	Exercise Price
	WARRANT — 0.0%(b)(c)(e)(f)
	HEALTH CARE — 0.0%
3	Nephron Pharmaceuticals LLC	N/A	$0.01		19,098
	TOTAL WARRANT (Cost $22,548)				19,098

	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
777,952	First American Government Obligations Fund, Class X, 3.56% (Cost $777,952)(d)(f)				777,952

	TOTAL INVESTMENTS - 106.4% (Cost $284,075,308)				293,630,426
	LIABILITIES IN EXCESS OF OTHER ASSETS – (6.4)%				(17,657,946)
	NET ASSETS - 100.0%				$ 275,972,480

83 INVESTMENT GROUP INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

LLC	- Limited Liability Company
L.P.	- Limited Partnership
N/A	- Not applicable
SOFR	- Secured Overnight Financing Rate

(a)	The investments held by the Fund do not issue shares.
(b)

Restricted Security. Investments generally issued in private placement transactions and as such generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. Total fair value of restricted investments as of June 30, 2026 was $279,465,702 or 101.3% of net assets. As of June 30, 2026, the aggregate cost was $270,153,694. Additional details are as follows.

Investment	Date of first purchase	Cost
Boxlight Corporation (loan participation)	8/1/2024	$ 1,614,798
C3 Rentals, Inc. (loan participation)	8/1/2024	1,958,291
Callodine Perpetual ABL Fund, L.P.	10/16/2024	33,250,000
Clear Haven Investment Fund, L.P (Credit Opportunities Fund III Series)	10/1/2025	9,950,199
Clear Haven Ultra Short IG Bond Fund, L.P.	7/2/2025	8,000,000
Colbeck Strategic Lending Fund L.P.	1/5/2026	7,798,511
Equal Access Justice Fund L.P.	5/1/2025	25,000,000
Evolution Credit Partners	9/2/2025	14,820,500
Felicitas Liquidity Solutions Fund L.P.	2/6/2026	7,176,908
MEP Evergreen Fund, L.P.	1/31/2025	30,000,000
MRP Evergreen Income Fund, L.P.	10/17/2025	7,852,961
Nephron Pharmaceuticals LLC (loan participation)	2/28/2025	1,855,834
Nephron Pharmaceuticals LLC (warrant)	2/28/2025	22,548
Penney Holdings LLC/Catalyst Brands (loan participation)	10/1/2025	1,980,202
Proterra Credit Fund 2 (Feeder), L.P.	4/1/2024	9,875,952
Proterra Credit Partners, L.P.	1/30/2026	17,000,000
Rivonia Road Fund L.P.	4/4/2025	6,000,000
SC 2025 Opportunities Holdings II, L.P.	5/8/2026	4,975,000
Symbiotic Capital Life Science Credit Fund, L.P.	8/9/2024	8,032,189
West Side Transport, Inc. (loan participation)	10/15/2024	1,989,801
WhiteHawk Evergreen Fund, L.P.	5/1/2024	71,000,000

(c)	Percentage rounds to less than 0.1%.
(d)	Rate disclosed is the seven day effective yield as of June 30, 2026.
(e)	Non-income producing security.
(f)	Security pledged as collateral for line of credit.